UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.38%
Beverage and Tobacco Product Manufacturing - 1.03%
PepsiCo, Inc.	15,000	944,100
Building Material and Garden Equipment and Supplies Dealers - 0.68%
Lowe's Companies, Inc.	22,000	624,360
Chemical Manufacturing - 7.31%
Abbott Laboratories	13,000	735,930
Bristol-Myers Squibb Co.	27,500	884,675
Dow Chemical Co.	20,500	686,955
EI du Pont de Nemours & Co.	2,000	101,700
Eli Lilly & Co.	22,000	863,280
Johnson & Johnson	12,000	780,960
Merck & Co., Inc.	18,000	687,060
Mosaic Co.	12,000	693,000
Pfizer, Inc.	35,000	738,500
Procter & Gamble Co.	7,500	506,400
		6,678,460
Computer and Electronic Product Manufacturing - 10.83%
Agilent Technologies, Inc. (a)	20,000	872,400
Altera Corp.	22,000	845,900
Analog Devices, Inc.	19,000	744,990
Apple, Inc. (a)	1,600	867,904
Cisco Systems, Inc.	30,000	596,400
EMC Corp. (a)	20,000	553,800
Hewlett-Packard Co.	32,500	822,575
Intel Corp.	29,000	779,520
International Business Machines Corp.	4,500	885,285
Northrop Grumman Corp.	12,500	747,625
QUALCOMM, Inc.	12,000	746,160
Raytheon Co.	14,000	707,280
SanDisk Corp. (a)	15,000	741,900
		9,911,739
Couriers and Messengers - 0.79%
FedEx Corp.	8,000	719,920
Credit Intermediation and Related Activities - 4.19%
American Express Co.	14,000	740,460
Capital One Financial Corp.	14,500	733,700
JPMorgan Chase & Co.	20,000	784,800
PNC Financial Services Group, Inc.	13,000	773,760
Wells Fargo & Co.	26,000	813,540
		3,846,260
Data Processing, Hosting and Related Services - 1.53%
Automatic Data Processing, Inc.	10,000	543,200
Citrix Systems, Inc. (a)	11,500	859,510
		1,402,710
Electrical Equipment, Appliance, and Component Manufacturing - 1.44%
Corning, Inc.	50,000	652,000
General Electric Co.	35,000	666,750
		1,318,750
Fabricated Metal Product Manufacturing - 0.91%
Cameron International Corp. (a)	15,000	835,650
Food and Beverage Stores - 0.79%
Kroger Co.	30,500	725,595
Food Manufacturing - 1.67%
ConAgra Foods, Inc.	30,000	787,500
HJ Heinz Co.	14,000	737,940
		1,525,440
General Merchandise Stores - 0.87%
Target Corp.	14,000	793,660
Health and Personal Care Stores - 0.91%
Walgreen Co.	25,000	829,000
Insurance Carriers and Related Activities - 2.97%
Aflac, Inc.	16,000	756,000
Allstate Corp.	10,000	314,300
Prudential Financial, Inc.	13,500	825,660
UnitedHealth Group, Inc.	14,700	819,525
		2,715,485
Machinery Manufacturing - 2.57%
Caterpillar, Inc.	7,000	799,470
Deere & Co.	9,000	746,370
Dover Corp.	12,500	800,250
		2,346,090
Management of Companies and Enterprises - 1.47%
Goldman Sachs Group, Inc.	6,000	690,840
Morgan Stanley	35,000	648,900
		1,339,740
Merchant Wholesalers, Nondurable Goods - 0.77%
Cardinal Health, Inc.	17,000	706,350
Mining (except Oil and Gas) - 1.61%
Freeport-McMoRan Copper & Gold, Inc.	15,000	638,400
Newmont Mining Corp.	14,000	831,600
		1,470,000
Miscellaneous Manufacturing - 2.80%
3M Co.	8,000	700,800
Medtronic, Inc.	18,000	686,160
Stryker Corp.	10,000	536,400
Zimmer Holdings, Inc. (a)	10,500	637,875
		2,561,235
Nonstore Retailers - 0.90%
eBay, Inc. (a)	23,000	822,020
Oil and Gas Extraction - 4.86%
Apache Corp.	9,500	1,025,335
Devon Energy Corp.	12,000	879,720
Hess Corp.	15,000	973,800
Marathon Oil Corp.	2,500	84,725
Noble Energy, Inc.	7,200	703,080
Occidental Petroleum Corp.	7,500	782,775
		4,449,435
Other Information Services - 0.95%
Google, Inc. (a)	1,400	865,550
Paper Manufacturing - 1.81%
International Paper Co.	22,000	773,300
Kimberly-Clark Corp.	12,000	874,560
		1,647,860
Petroleum and Coal Products Manufacturing - 3.02%
Chevron Corp.	7,500	818,400
ConocoPhillips	7,500	574,125
Exxon Mobil Corp.	6,500	562,250
Valero Energy Corp.	33,000	808,170
		2,762,945
Pipeline Transportation - 0.89%
Williams Companies, Inc.	27,200	812,736
Professional, Scientific, and Technical Services - 0.97%
VMware, Inc. (a)	9,000	890,010
Publishing Industries (except Internet) - 5.09%
Adobe Sytems, Inc. (a)	17,000	559,130
Intuit, Inc.	10,500	607,320
Microsoft Corp.	15,000	476,100
News Corp.	40,000	811,600
NVIDIA Corp. (a)	50,000	757,500
Oracle Corp.	28,000	819,560
Symantec Corp. (a)	35,000	624,400
		4,655,610
Rail Transportation - 1.80%
CSX Corp.	37,500	787,875
Norfolk Southern Corp.	12,500	861,250
		1,649,125
Support Activities for Mining - 1.00%
Halliburton Co.	25,000	914,750
Telecommunications - 4.56%
AT&T, Inc.	30,000	917,700
CenturyLink, Inc.	22,000	885,500
DISH Network Corp.	25,000	729,250
Verizon Communications, Inc.	22,500	857,475
Viacom, Inc.	16,500	785,730
		4,175,655
Transportation Equipment Manufacturing - 2.40%
Ford Motor Co.	60,000	742,800
General Dynamics Corp.	11,000	805,530
General Motors Co. (a)	25,000	650,500
		2,198,830
Utilities - 4.23%
Duke Energy Corp.	30,000	627,600
Edison International	14,500	607,115
Entergy Corp.	11,000	732,930
Exelon Corp.	15,000	586,050
FirstEnergy Corp.	16,000	708,640
PG&E Corp.	14,500	604,360
		3,866,695
Waste Management and Remediation Services - 0.76%
Waste Management, Inc.	20,000	699,600
TOTAL COMMON STOCKS (Cost $65,413,729)		71,705,365

EXCHANGE-TRADED FUNDS - 7.78%
Consumer Discretionary Select Sector SPDR Fund	25,000	1,080,000
Consumer Staples Select Sector SPDR Fund	45,000	1,495,350
Energy Select Sector SPDR Fund	7,500	561,600
Financial Select Sector SPDR Fund	270,000	3,982,500
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,484,235)		7,119,450

PREFERRED STOCKS - 0.88%
Utilities - 0.88%
PPL Corp. (a)	15,000	805,950
TOTAL PREFERRED STOCKS (Cost $791,765)		805,950

CONVERTIBLE PREFERRED STOCKS - 1.14%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.14%
AES Trust III	21,000	1,041,390
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,028,128)		1,041,390

PURCHASED OPTIONS - 0.19%
Put Option - 0.19%
SPDR S&P 500 ETF Trust (b)
Expiration: March, 2012, Exercise Price: $132.00	1,500	175,500
TOTAL PURCHASED OPTIONS (Cost $171,505)		175,500

	Principal
	Amount	Value
SHORT-TERM INVSETMENTS - 15.15%
Money Market Fund - 15.15%
AIM STIT-Treasury Portfolio	8,972,000	8,972,000
First American Treasury Obligations Fund	4,888,515	4,888,515
TOTAL SHORT-TERM INVESTMENTS (Cost $13,860,515)		13,860,515

Total Investments (Cost $87,749,877) - 103.52%		94,708,170
Liabilities in Excess of Other Assets - (3.52)%		(3,220,741)
TOTAL NET ASSETS - 100.00%		$91,487,429

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged as collateral for options written.

Schooner Fund
Schedule of Options Written
February 29, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
3M Co.
Expiration: March, 2012, Exercise Price: $87.50	80	8,400
Adobe Systems, Inc.
Expiration: March, 2012, Exercise Price: $32.00	170	21,250
Aflac, Inc.
Expiration: March, 2012, Exercise Price: $47.00	160	18,720
Agilent Technologies, Inc.
Expiration: March, 2012, Exercise Price: $45.00	200	9,600
Altera Corp.
Expiration: March, 2012, Exercise Price: $39.00	220	15,400
American Express Co.
Expiration: March, 2012, Exercise Price: $52.50	140	15,400
Apache Corp.
Expiration: March, 2012, Exercise Price: $105.00	95	41,800
Apple, Inc.
Expiration: March, 2012, Exercise Price: $505.00	16	64,640
Cameron International Corp.
Expiration: March, 2012, Exercise Price: $57.50	150	8,250
Capital One Financial Corp.
Expiration: March, 2012, Exercise Price: $50.00	145	20,735
Caterpillar, Inc.
Expiration: March, 2012, Exercise Price: $110.00	70	36,050
Chevron Corp.
Expiration: March, 2012, Exercise Price: $110.00	75	9,375
Cisco Systems, Inc.
Expiration: March, 2012, Exercise Price: $20.00	300	8,100
Citrix Systems, Inc.
Expiration: March, 2012, Exercise Price: $72.50	115	38,525
Corning, Inc.
Expiration: April, 2012, Exercise Price: $14.00	500	10,000
Deere & Co.
Expiration: March, 2012, Exercise Price: $85.00	90	6,030
Devon Energy Corp.
Expiration: March, 2012, Exercise Price: $75.00	120	11,760
DISH Network Corp.
Expiration: March, 2012, Exercise Price: $29.00	250	24,000
Dover Corp.
Expiration: March, 2012, Exercise Price: $65.00	125	11,250
eBay, Inc.
Expiration: March, 2012, Exercise Price: $33.00	230	64,400
El du Pont de Nemours & Co.
Expiration: April, 2012, Exercise Price: $52.50	20	1,600
EMC Corp.
Expiration: March, 2012, Exercise Price: $28.00	200	7,600
FedEx Corp.
Expiration: March, 2012, Exercise Price: $92.50	80	5,840
Financial Select Sector SPDR Fund
Expiration: March, 2012, Exercise Price: $15.00	2,700	35,100
Ford Motor Co.
Expiration: March, 2012, Exercise Price: $12.00	600	32,400
Freeport-McMoRan Copper & Gold, Inc.
Expiration: April, 2012, Exercise Price: $44.00	150	22,800
General Dynamics Corp.
Expiration: March, 2012, Exercise Price: $70.00	110	36,300
General Electric Co.
Expiration: March, 2012, Exercise Price: $19.00	350	11,550
General Motors Co.
Expiration: March, 2012, Exercise Price: $25.00	250	33,500
Goldman Sachs Group, Inc.
Expiration: March, 2012, Exercise Price: $115.00	60	18,600
Halliburton Co.
Expiration: April, 2012, Exercise Price: $39.00	250	19,750
Hess Corp.
Expiration: March, 2012, Exercise Price: $65.00	150	24,000
Hewlett-Packard Co.
Expiration: April, 212, Exercise Price: $27.00	325	10,725
International Business Machines Corp.
Expiration: March, 2012, Exercise Price: $195.00	45	16,650
International Paper Co.
Expiration: March, 2012, Exercise Price: $32.00	220	69,300
Intuit, Inc.
Expiration: March, 2012, Exercise Price: $57.50	105	13,125
JPMorgan Chase & Co.
Expiration: March, 2012, Exercise Price: $39.00	200	20,600
Lowe's Companies, Inc.
Expiration: March, 2012, Exercise Price: $27.00	220	33,660
Marathon Oil Corp.
Expiration: March, 2012, Exercise Price: $33.00	25	3,850
Medtronic, Inc.
Expiration: March, 2012, Exercise Price: $38.00	180	13,140
Morgan Stanley
Expiration: March, 2012, Exercise Price: $19.00	350	14,350
Mosaic Co.
Expiration: March, 2012, Exercise Price: $57.50	120	18,240
Newmont Mining Corp.
Expiration: April, 2012, Exercise Price: $62.50	140	15,820
News Corp.
Expiration: March, 2012, Exercise Price: $20.00	400	26,000
Noble Energy, Inc.
Expiration: April, 2012, Exercise Price: $100.00	72	21,600
NVIDIA Corp.
Expiration: March, 2012, Exercise Price: $16.00	500	7,500
Occidental Petroleum Corp.
Expiration: March, 2012, Exercise Price: $105.00	75	10,725
Oracle Corp.
Expiration: March, 2012, Exercise Price: $29.00	280	18,200
PNC Financial Services Group, Inc.
Expiration: March, 2012, Exercise Price: $60.00	130	11,830
Prudential Financial, Inc.
Expiration: March, 2012, Exercise Price: $60.00	135	27,540
QUALCOMM, Inc.
Expiration: March, 2012, Exercise Price: $62.50	120	10,560
SanDisk Corp.
Expiration: March, 2012, Exercise Price: $50.00	150	15,450
Stryker Corp.
Expiration: March, 2012, Exercise Price: $55.00	100	3,000
Symantec Corp.
Expiration: March, 2012, Exercise Price: $18.00	350	10,150
Valero Energy Corp.
Expiration: March, 2012, Exercise Price: $25.00	330	14,850
VMware, Inc.
Expiration: March, 2012, Exercise Price: $100.00	90	18,000
Walgreen Co.
Expiration: March, 2012, Exercise Price: $34.00	250	9,250
Waste Management, Inc.
Expiration: March, 2012, Exercise Price: $35.00	200	6,400
Wells Fargo & Co.
Expiration: March, 2012, Exercise Price: $30.00	260	41,080
Williams Companies, Inc.
Expiration: March, 2012, Exercise Price: $29.00	272	27,744
Zimmer Holdings, Inc.
Expiration: March, 2012, Exercise Price: $60.00	105	14,700
		1,216,764
Total Options Written (Premiums received $1,297,880)		$1,216,764

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$87,749,877
Gross unrealized appreciation - Investments	7,517,105
Gross unrealized appreciation - Options	388,851
Gross unrealized depreciation - Investments	(558,812)
Gross unrealized depreciation - Options	(307,735)
Net unrealized appreciation	$7,039,409

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity#
Common Stocks	$71,705,365	$-	$-	$71,705,365
Exchange-Traded Funds	7,119,450	-	-	7,119,450
Convertible Preferred Stocks	1,041,390	-	-	1,041,390
Preferred Stocks	805,950	-	-	805,950
Total Equity	80,672,155	-	-	80,672,155

Purchased Options	$175,500	$-	$-	$175,500

Short-Term Investments	$13,860,515	$-	$-	$13,860,515

Total Investments in Securities	$94,708,170	$-	$-	$94,708,170

Other Financial Instruments*	$81,116	$-	$-	$81,116

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (depreciation) on the instruments.

There were no transfers into and out of Level 1 and 2 during the period ending February 29, 2012.
The Fund held no Level 3 securities during the reporting period.
# For further breakdown of portfolio investments by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 29, 212 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Purchased Options	$175,500
Written Options	1,216,764
Total	$1,392,264

The Effect of Derivative Instruments on income for the period June 1, 2011 through February 29, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
February 29, 2012
Purchased Options	$2,873,031
Written Options	(1,266,248)
Total	$1,606,783

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
February 29, 2012
Purchased Options	$593,553
Written Options	(54,142)
Total	$539,411

Schooner Global Absolute Return Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 59.88%
Other Investment Pools and Funds - 59.88%
iShares Russell 2000 Growth Index Fund	1,554	$145,470
SPDR Barclays Capital International Treasury Bond ETF	34,309	2,075,694
Vanguard Total Bond Market ETF	67,641	5,675,080
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,859,918)		$7,896,244

Total Investments (Cost $7,859,918) - 59.88%		7,896,244
Other Assets in Excess of Liabilities - 40.12%		5,290,705
TOTAL NET ASSETS - 100.00%		$13,186,949

Schooner Global Absolute Return Fund
Schedule of Securities Sold Short
February 29, 2012 (Unaudited)

	Shares	Value
iShares Russell 1000 Growth Index Fund	2,035	144,627
Total Securities Sold Short (Proceeds $147,833)		$144,627

Schooner Global Absolute Return Fund
Schedule of Open Futures Contracts
February 29, 2012 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)
British Pound Currency	3	March-12	(7,389)
Canadian Dollar Currency	1	March-12	(2,525)
CBOE Volatility Index	9	April-12	16
CBOE Volatility Index	15	March-12	10,729
Euro Dollar Currency	14	March-12	(61,590)
S&P 500 Emini	74	March-12	(169,103)
Swiss Franc Currency	20	March-12	(83,061)
Japanese Yen Currency	22	March-12	145,436
Russell 1000 Value	25	March-12	8,936
Total Futures Contracts Sold			$(158,551)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
Australian Dollar Currency	25	March-12	100,495
Mini MSCI Emerging Markets Index	47	March-12	149,765
New Zealand Dollar Currency	34	March-12	127,478
Norwegian Krone Currency	8	March-12	153,949
Russell 1000 Growth	26	March-12	(4,178)
Russell 2000 Mini	24	March-12	4,121
CBOE Volatility Index	9	September-12	366
CBOE Volatility Index	22	August-12	20,067
CBOE Volatility Index	22	July-12	9,082
CBOE Volatility Index	14	June-12	3,133
Total Futures Contracts Purchased			$564,278

Schooner Global Absolute Return Fund
Schedule of Open Swap Contracts
February 29, 2012 (Unaudited)
		Number				Unrealized
		of Contracts	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Purchased	Amount	Paid	Date	(Depreciation)
Barclays Capital, Inc.	Barclays Capital US Aggregate Index (LBUSTRUU)	2825	$5,045,505	(0.29)%	4/1/2012	$41,466

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$7,859,918
Gross unrealized appreciation - Investments	43,528
Gross unrealized appreciation - Futures	733,573
Gross unrealized appreciation - Swaps	41,466
Gross unrealized depreciation - Investments	(7,202)
Gross unrealized depreciation - Futures	(327,846)
Net unrealized appreciation	$483,519

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund’s first annual report, which will be dated May 31, 2012.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets#:
Exchange-Traded Funds	$7,896,244	$-	$-	$7,896,244
Total Assets	$7,896,244	$-	$-	$7,896,244

Other Financial Instruments*	$450,399	$-	$-	$450,399

*Other financial instruments are futures contracts, swap contracts and securities sold short not reflected in the Schedule of Investments, which are reflected at the unrealized appreciation
(depreciation) on the instrument.

There were no transfers into and out of Level 1 and 2 during the period ending February 29, 2012.
The Fund held no Level 3 securities during the reporting period.
# For further breakdown of portfolio investments by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 29, 212 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Futures Contracts	$405,727
Swap Contracts	41,466
Total	$447,193

The Effect of Derivative Instruments on income for the period November 7, 2011 through February 29, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period November 7, 2011
as hedging instruments	through
February 29, 2012
Futures Contracts	$(144,263)
Swap Contracts	-
Total	$(144,263)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period November 1, 2011
as hedging instruments	through
February 29, 2012
Futures Contracts	$405,727
Swap Contracts	41,466
Total	$447,193

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.